Operating Segments (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net of accumulated depreciation and amortization, by segment
Assets	$ 4,442.8	$ 4,633.8
U.S. Information Services [Member]
Property, plant and equipment, net of accumulated depreciation and amortization, by segment
Assets	2,762.9	2,817.4
International [Member]
Property, plant and equipment, net of accumulated depreciation and amortization, by segment
Assets	1,169.0	1,268.1
Interactive [Member]
Property, plant and equipment, net of accumulated depreciation and amortization, by segment
Assets	404.0	385.4
Corporate [Member]
Property, plant and equipment, net of accumulated depreciation and amortization, by segment
Assets	$ 106.9	$ 162.9